Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
May 31, 2023
SHI-NPRT3-0723
1.834744.117
Corporate Bonds - 90.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.3%
Broadcasting - 0.3%
DISH Network Corp. 3.375% 8/15/26	2,658,000	1,192,910
Nonconvertible Bonds - 90.2%
Aerospace - 3.6%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	995,000	899,267
Howmet Aerospace, Inc. 6.75% 1/15/28	1,555,000	1,624,498
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	2,085,000	1,822,269
Moog, Inc. 4.25% 12/15/27 (b)	1,460,000	1,361,385
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,270,000	1,235,933
TransDigm, Inc. 6.25% 3/15/26 (b)	5,853,000	5,812,918
		12,756,270
Air Transportation - 0.8%
Rand Parent LLC 8.5% 2/15/30 (b)	710,000	612,907
United Airlines, Inc. 4.375% 4/15/26 (b)	2,170,000	2,053,051
		2,665,958
Automotive - 0.3%
Ford Motor Co. 6.1% 8/19/32	1,100,000	1,032,808
Automotive & Auto Parts - 2.4%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,270,000	1,072,314
Dana, Inc. 4.5% 2/15/32	365,000	292,796
Ford Motor Co.:
3.25% 2/12/32	885,000	672,498
5.291% 12/8/46	445,000	351,683
Ford Motor Credit Co. LLC:
2.3% 2/10/25	360,000	335,997
2.7% 8/10/26	1,200,000	1,062,010
2.9% 2/10/29	360,000	292,870
4% 11/13/30	1,710,000	1,436,897
4.687% 6/9/25	1,005,000	966,129
5.113% 5/3/29	650,000	595,091
5.125% 6/16/25	660,000	639,877
LCM Investments Holdings 4.875% 5/1/29 (b)	160,000	133,423
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	415,000	408,829
Thor Industries, Inc. 4% 10/15/29 (b)	475,000	388,351
		8,648,765
Banks & Thrifts - 0.4%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	205,000	174,789
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,360,000	1,121,539
		1,296,328
Broadcasting - 2.0%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)(c)	650,000	27,310
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	465,000	358,050
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	365,000	269,348
5% 8/1/27 (b)	2,360,000	2,139,726
5.5% 7/1/29 (b)	2,845,000	2,483,393
TEGNA, Inc.:
4.625% 3/15/28	1,670,000	1,452,900
5% 9/15/29	240,000	205,789
		6,936,516
Building Materials - 1.8%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,880,000	1,772,555
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,965,000	1,688,210
Knife River Holding Co. 7.75% 5/1/31 (b)	865,000	869,931
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	2,485,000	2,098,250
		6,428,946
Cable/Satellite TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	200,000	160,208
4.5% 8/15/30 (b)	1,995,000	1,642,188
4.5% 5/1/32	2,370,000	1,854,806
4.5% 6/1/33 (b)	730,000	557,256
5% 2/1/28 (b)	4,914,000	4,465,903
CSC Holdings LLC:
3.375% 2/15/31 (b)	2,495,000	1,705,491
4.125% 12/1/30 (b)	5,000	3,471
5.375% 2/1/28 (b)	700,000	550,717
VZ Secured Financing BV 5% 1/15/32 (b)	1,805,000	1,435,634
		12,375,674
Chemicals - 5.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	1,200,000	1,133,951
INEOS Finance PLC 6.75% 5/15/28 (b)	690,000	679,650
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,475,752
5.25% 12/15/29	130,000	118,302
5.65% 12/1/44	1,034,000	822,665
NOVA Chemicals Corp.:
5% 5/1/25 (b)	2,000,000	1,956,140
5.25% 6/1/27 (b)	1,960,000	1,768,953
Nufarm Australia Ltd. 5% 1/27/30 (b)	895,000	805,553
Olin Corp.:
5% 2/1/30	1,944,000	1,770,785
5.125% 9/15/27	2,525,000	2,390,806
SPCM SA 3.125% 3/15/27 (b)	360,000	329,566
The Chemours Co. LLC 5.375% 5/15/27	2,885,000	2,656,275
Valvoline, Inc. 4.25% 2/15/30 (b)	1,410,000	1,383,390
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	630,000	584,294
7.375% 3/1/31 (b)	125,000	122,500
		17,998,582
Consumer Products - 0.5%
Mattel, Inc.:
3.75% 4/1/29 (b)	630,000	549,414
6.2% 10/1/40	375,000	329,545
Newell Brands, Inc. 5.875% 4/1/36 (d)	565,000	452,000
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	375,000	299,979
		1,630,938
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	1,155,000	1,078,773
Ball Corp.:
2.875% 8/15/30	1,035,000	857,115
3.125% 9/15/31	1,280,000	1,054,750
6% 6/15/29	900,000	901,764
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	965,000	848,081
OI European Group BV 4.75% 2/15/30 (b)	370,000	333,036
Sealed Air Corp. 6.875% 7/15/33 (b)	680,000	693,600
		5,767,119
Diversified Financial Services - 4.5%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	1,000,000	865,000
Coinbase Global, Inc. 3.625% 10/1/31 (b)	975,000	567,914
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	830,000	823,360
GGAM Finance Ltd. 7.75% 5/15/26 (b)(e)	880,000	873,180
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	2,490,000	2,048,025
6.25% 5/15/26	3,149,000	2,757,033
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	1,005,000	851,502
LPL Holdings, Inc. 4% 3/15/29 (b)	1,420,000	1,246,892
MSCI, Inc.:
3.25% 8/15/33 (b)	285,000	228,264
3.875% 2/15/31 (b)	1,805,000	1,553,755
OneMain Finance Corp.:
3.5% 1/15/27	2,475,000	2,057,567
6.875% 3/15/25	1,585,000	1,527,231
7.125% 3/15/26	624,000	596,705
		15,996,428
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	1,765,000	1,481,012
Energy - 15.6%
Altus Midstream LP 5.875% 6/15/30 (b)	740,000	701,150
Apache Corp.:
4.25% 1/15/30	244,000	218,990
5.1% 9/1/40	686,000	564,235
5.25% 2/1/42	1,030,000	836,288
5.35% 7/1/49	170,000	129,557
Centennial Resource Production LLC 5.875% 7/1/29 (b)	190,000	176,700
Cheniere Energy Partners LP:
3.25% 1/31/32	1,405,000	1,149,527
4% 3/1/31	1,355,000	1,192,520
Cheniere Energy, Inc. 4.625% 10/15/28	1,233,000	1,157,105
Chesapeake Energy Corp. 6.75% 4/15/29 (b)	1,400,000	1,368,777
CNX Midstream Partners LP 4.75% 4/15/30 (b)	1,050,000	869,507
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,860,000	1,771,876
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	2,198,000	2,072,823
5.75% 4/1/25	1,271,000	1,246,622
6% 2/1/29 (b)	1,910,000	1,766,979
7.375% 2/1/31 (b)	370,000	363,174
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	700,000	656,250
CVR Energy, Inc.:
5.25% 2/15/25 (b)	840,000	799,327
5.75% 2/15/28 (b)	175,000	147,084
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	92,524
6.45% 11/3/36 (b)	435,000	438,460
8.125% 8/16/30	30,000	33,473
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	905,000	893,688
EnLink Midstream LLC 5.625% 1/15/28 (b)	920,000	886,268
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	224,528
5.45% 6/1/47	605,000	481,320
5.6% 4/1/44	1,018,000	817,861
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	1,140,000	978,325
5.5% 7/15/28	905,000	848,324
6.5% 7/15/48	550,000	449,285
7.5% 6/1/27 (b)	710,000	714,372
EQT Corp. 3.9% 10/1/27	1,654,000	1,536,607
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,130,000	1,057,963
5.625% 2/15/26 (b)	592,000	580,900
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25% 11/1/28 (b)	380,000	354,978
6.25% 4/15/32 (b)	1,000,000	894,534
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)	365,000	336,249
6.375% 4/15/27 (b)	300,000	296,168
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	3,570,000	3,163,897
Occidental Petroleum Corp.:
4.2% 3/15/48	645,000	478,564
4.3% 8/15/39	340,000	267,475
4.4% 4/15/46	995,000	753,713
4.4% 8/15/49	1,140,000	849,300
5.55% 3/15/26	1,660,000	1,655,850
6.125% 1/1/31	765,000	777,431
6.2% 3/15/40	330,000	322,163
6.45% 9/15/36	1,745,000	1,775,538
7.5% 5/1/31	1,330,000	1,444,513
7.875% 9/15/31	210,000	232,302
8.875% 7/15/30	715,000	823,966
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	800,000	744,000
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,095,000	945,631
4.95% 7/15/29 (b)	570,000	511,438
6.875% 4/15/40 (b)	220,000	189,200
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,295,000	1,152,795
5.875% 3/15/28	215,000	207,080
6% 4/15/27	1,405,000	1,381,843
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	265,000	231,989
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	255,000	230,232
6% 3/1/27 (b)	1,111,000	1,038,823
6% 12/31/30 (b)	1,360,000	1,181,473
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	280,000	269,013
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	445,000	387,163
3.875% 11/1/33 (b)	365,000	298,978
4.125% 8/15/31 (b)	430,000	370,694
6.25% 1/15/30 (b)	515,000	510,560
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	1,100,000	1,105,500
Western Gas Partners LP:
4.3% 2/1/30	2,950,000	2,622,772
4.65% 7/1/26	122,000	117,673
		55,145,887
Environmental - 0.9%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	850,000	851,658
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	1,275,000	1,239,432
6% 6/15/30 (b)	220,000	216,474
Stericycle, Inc. 3.875% 1/15/29 (b)	925,000	815,795
		3,123,359
Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,770,000	3,277,933
4.625% 1/15/27 (b)	1,400,000	1,331,165
6.5% 2/15/28 (b)	695,000	690,656
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	575,000	316,029
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	865,000	730,650
		6,346,433
Food/Beverage/Tobacco - 2.0%
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)	1,660,000	1,577,133
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	1,160,000	1,028,993
Pilgrim's Pride Corp. 4.25% 4/15/31	1,000,000	854,126
Post Holdings, Inc. 5.625% 1/15/28 (b)	2,000,000	1,928,402
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	175,000	157,522
6.25% 4/15/25 (b)	1,660,000	1,656,537
		7,202,713
Gaming - 1.8%
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	535,000	427,318
5.75% 7/21/28 (b)	805,000	676,241
MGM Resorts International 5.75% 6/15/25	620,000	615,802
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	725,000	680,094
4.5% 9/1/26 (b)	2,592,000	2,456,672
4.625% 6/15/25 (b)	315,000	304,004
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)	1,330,000	1,303,964
		6,464,095
Healthcare - 7.5%
180 Medical, Inc. 3.875% 10/15/29 (b)	1,175,000	1,027,611
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,000,000	872,348
4.625% 7/15/28 (b)	1,215,000	1,123,837
Centene Corp.:
2.45% 7/15/28	70,000	60,148
2.5% 3/1/31	1,390,000	1,112,209
3.375% 2/15/30	2,000,000	1,724,420
4.25% 12/15/27	1,425,000	1,339,187
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,665,000	1,461,371
4.25% 5/1/28 (b)	150,000	136,284
Community Health Systems, Inc. 4.75% 2/15/31 (b)	1,720,000	1,235,867
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	640,000	548,125
HCA Holdings, Inc. 5.375% 2/1/25	1,600,000	1,589,062
Hologic, Inc.:
3.25% 2/15/29 (b)	1,125,000	982,501
4.625% 2/1/28 (b)	170,000	161,057
IQVIA, Inc. 5% 5/15/27 (b)	2,630,000	2,529,178
Jazz Securities DAC 4.375% 1/15/29 (b)	1,105,000	990,058
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,000,000	855,483
3.875% 5/15/32 (b)	485,000	404,121
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	1,550,000	1,379,874
5.125% 4/30/31 (b)	1,050,000	890,980
Teleflex, Inc. 4.25% 6/1/28 (b)	305,000	280,482
Tenet Healthcare Corp.:
4.625% 6/15/28	3,945,000	3,668,800
4.875% 1/1/26	690,000	667,451
5.125% 11/1/27	1,500,000	1,433,350
		26,473,804
Homebuilders/Real Estate - 2.9%
Century Communities, Inc. 3.875% 8/15/29 (b)	430,000	368,156
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	460,000	402,500
Howard Hughes Corp. 4.375% 2/1/31 (b)	1,935,000	1,524,034
Kennedy-Wilson, Inc. 4.75% 2/1/30	715,000	538,931
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,205,000	813,261
5% 10/15/27	3,516,000	2,887,174
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	530,000	470,000
Service Properties Trust:
3.95% 1/15/28	85,000	64,952
5.5% 12/15/27	480,000	417,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	725,000	703,250
TopBuild Corp. 4.125% 2/15/32 (b)	765,000	642,202
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)	1,630,000	1,307,144
		10,138,904
Hotels - 1.3%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,130,000	934,353
4% 5/1/31 (b)	3,185,000	2,748,852
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	413,640
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	592,000	543,160
		4,640,005
Leisure - 1.4%
Carnival Corp.:
7.625% 3/1/26 (b)	1,465,000	1,388,993
10.5% 2/1/26 (b)	2,290,000	2,379,706
NCL Corp. Ltd. 8.375% 2/1/28 (b)	865,000	894,436
Royal Caribbean Cruises Ltd. 5.375% 7/15/27 (b)	325,000	299,474
		4,962,609
Metals/Mining - 1.2%
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)	920,000	786,171
6.75% 4/15/30 (b)	740,000	698,931
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	20,000	18,937
Howmet Aerospace, Inc. 5.95% 2/1/37	600,000	600,218
Mineral Resources Ltd. 8% 11/1/27 (b)	495,000	496,440
Novelis Corp. 3.875% 8/15/31 (b)	2,100,000	1,724,450
		4,325,147
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	475,000	466,498
Glatfelter Corp. 4.75% 11/15/29 (b)	290,000	184,079
		650,577
Restaurants - 0.8%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	150,000	162,326
Yum! Brands, Inc.:
3.625% 3/15/31	1,285,000	1,096,460
4.625% 1/31/32	1,500,000	1,362,895
5.35% 11/1/43	175,000	153,417
		2,775,098
Services - 4.6%
ADT Corp.:
4.125% 8/1/29 (b)	360,000	314,100
4.875% 7/15/32 (b)	355,000	302,407
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	161,000	150,403
AECOM 5.125% 3/15/27	2,030,000	1,958,950
Aramark Services, Inc. 5% 2/1/28 (b)	1,660,000	1,568,866
ASGN, Inc. 4.625% 5/15/28 (b)	1,580,000	1,423,676
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	1,595,000	1,429,375
4% 7/1/29 (b)	140,000	123,547
Fair Isaac Corp. 4% 6/15/28 (b)	435,000	400,177
Gartner, Inc.:
3.625% 6/15/29 (b)	205,000	182,147
3.75% 10/1/30 (b)	530,000	464,834
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	800,000	776,650
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,270,000	1,132,638
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	675,000	617,625
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,545,000	2,233,802
Service Corp. International 5.125% 6/1/29	2,695,000	2,560,250
TriNet Group, Inc. 3.5% 3/1/29 (b)	595,000	509,699
		16,149,146
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	755,000	634,835
Super Retail - 2.3%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	230,000	202,733
5% 2/15/32 (b)	650,000	557,646
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	2,295,000	2,186,783
6.875% 11/1/35	1,165,000	1,055,370
Gap, Inc. 3.875% 10/1/31 (b)	360,000	248,323
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,270,000	1,182,846
Levi Strauss & Co. 3.5% 3/1/31 (b)	525,000	433,918
Nordstrom, Inc. 4.375% 4/1/30	1,300,000	1,033,201
The William Carter Co. 5.625% 3/15/27 (b)	1,154,000	1,126,765
		8,027,585
Technology - 5.7%
Block, Inc. 2.75% 6/1/26	360,000	323,960
Broadcom, Inc. 2.45% 2/15/31 (b)	1,055,000	851,871
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	440,000	430,596
Coherent Corp. 5% 12/15/29 (b)	1,385,000	1,231,667
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	531,666
Entegris, Inc. 4.375% 4/15/28 (b)	2,100,000	1,929,984
Gartner, Inc. 4.5% 7/1/28 (b)	820,000	771,970
Gen Digital, Inc. 5% 4/15/25 (b)	1,000,000	976,738
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	1,400,000	1,337,000
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	468,401
4.125% 8/1/30 (b)	705,000	598,355
onsemi 3.875% 9/1/28 (b)	620,000	559,879
Open Text Corp.:
3.875% 2/15/28 (b)	2,760,000	2,415,768
3.875% 12/1/29 (b)	1,200,000	999,441
Qorvo, Inc. 4.375% 10/15/29	950,000	849,262
Roblox Corp. 3.875% 5/1/30 (b)	890,000	762,107
Seagate HDD Cayman:
5.75% 12/1/34	600,000	524,430
8.25% 12/15/29 (b)	335,000	342,547
Sensata Technologies BV:
4% 4/15/29 (b)	1,115,000	993,166
5.625% 11/1/24 (b)	1,000,000	1,000,500
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,335,000	1,131,702
TTM Technologies, Inc. 4% 3/1/29 (b)	460,000	389,620
Twilio, Inc. 3.875% 3/15/31	295,000	249,163
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	725,000	610,589
		20,280,382
Telecommunications - 5.3%
Altice Financing SA 5% 1/15/28 (b)	1,660,000	1,297,027
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,719,000	2,338,884
Cogent Communications Group, Inc. 7% 6/15/27 (b)	830,000	797,555
Level 3 Financing, Inc. 10.5% 5/15/30 (b)	1,100,000	1,045,256
Millicom International Cellular SA:
4.5% 4/27/31 (b)	200,000	149,980
5.125% 1/15/28 (b)	1,800,000	1,542,582
SBA Communications Corp.:
3.125% 2/1/29	1,000,000	842,337
3.875% 2/15/27	705,000	649,804
Sprint Capital Corp.:
6.875% 11/15/28	4,725,000	5,051,337
8.75% 3/15/32	1,720,000	2,087,233
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,700,000	3,074,698
		18,876,693
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	190,000	142,523
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	125,000	105,345
		247,868
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	360,000	283,068
XPO, Inc.:
6.25% 5/1/25 (b)	168,000	166,086
6.25% 6/1/28 (b)	560,000	551,132
		1,000,286
Utilities - 7.4%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,355,000	1,136,625
4.75% 3/15/28 (b)	290,000	269,910
DCP Midstream Operating LP 5.125% 5/15/29	3,305,000	3,211,427
DPL, Inc. 4.35% 4/15/29	800,000	708,196
FirstEnergy Corp. 2.25% 9/1/30	2,460,000	1,998,750
NextEra Energy Partners LP 4.25% 9/15/24 (b)	146,000	139,978
NRG Energy, Inc.:
3.625% 2/15/31 (b)	1,710,000	1,347,530
5.25% 6/15/29 (b)	1,251,000	1,128,047
5.75% 1/15/28	1,319,000	1,254,327
6.625% 1/15/27	339,000	338,145
PG&E Corp.:
5% 7/1/28	5,555,000	5,124,095
5.25% 7/1/30	2,395,000	2,164,300
TerraForm Power Operating LLC 5% 1/31/28 (b)	624,000	585,000
TransAlta Corp. 6.5% 3/15/40	545,000	506,850
Vertiv Group Corp. 4.125% 11/15/28 (b)	895,000	800,464
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,705,000	2,542,076
5.5% 9/1/26 (b)	2,052,000	1,993,738
5.625% 2/15/27 (b)	960,000	923,337
		26,172,795
TOTAL NONCONVERTIBLE BONDS		318,653,565
TOTAL CORPORATE BONDS (Cost $347,438,160)		319,846,475

Bank Loan Obligations - 0.4%
	Principal Amount (a)	Value ($)
Services - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7534% 12/21/28 (f)(g)(h)	129,025	125,445
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (f)(g)(h)	820,000	732,194
TOTAL SERVICES		857,639
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9034% 8/1/25 (f)(g)(h)	328,350	327,470
TOTAL BANK LOAN OBLIGATIONS (Cost $1,176,684)		1,185,109

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.8%
Ally Financial, Inc. 4.7% (f)(i)	3,800,000	2,688,880
Diversified Financial Services - 0.2%
Charles Schwab Corp.:
4% (f)(i)	715,000	537,859
5.375% (f)(i)	350,000	336,445
TOTAL DIVERSIFIED FINANCIAL SERVICES		874,304
TOTAL PREFERRED SECURITIES (Cost $4,670,551)		3,563,184

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (j) (Cost $21,144,829)	21,142,539	21,146,768

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $374,430,224)	345,741,536
NET OTHER ASSETS (LIABILITIES) - 2.1%	7,553,664
NET ASSETS - 100.0%	353,295,200

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $202,095,148 or 57.2% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	33,916,027	52,109,759	64,879,018	1,036,009	-	-	21,146,768	0.1%
Total	33,916,027	52,109,759	64,879,018	1,036,009	-	-	21,146,768

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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